UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to _________________
Date of Report (Date of filing) __________________
Commission File Number of securitizer: __________________
Central Index Key Number of securitizer: _________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☑	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: Not applicable

UK LOGISTICS 2026-2 DAC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of sponsor: 0000312070 (Barclays Bank PLC)

Central Index Key Number of issuing entity (if applicable):   Not applicable

Central Index Key Number of underwriter (if applicable):   Not applicable

Sarwesh Paradkar, Phone: +44 (0)20 7773 0415

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

BARCLAYS BANK PLC

By:	/s/ Sarwesh Paradkar
Name:	Sarwesh Paradkar
Title:	Director

Date: July 28, 2026

EXHIBIT INDEX

Exhibit Number

 99.1 – Independent Accountant’s Report on Applying Asset Agreed-Upon Procedures, dated May 22, 2026 of Deloitte LLP